Income Taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 CNY (¥)
Income Taxes [Line Items]
Tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Provision for income taxes			¥ 2,967,000		¥ 1,700,000
Net operating loss carrying forwards	¥ 4,415,338,000
Valuation allowance	¥ 1,234,500,000		1,017,642,000		717,537,000		¥ 315,739,000
Operating loss carrying forwards, expiration date	Dec. 31, 2026	Dec. 31, 2026
Unrecognized tax benefits	¥ 0		0		¥ 0
Deferred tax liability domestic percentage	50.00%	50.00%
Deferred tax liabilities	¥ 0		¥ 0
Unrecognized tax benefits, statute of limitations	¥ 0
Hong Kong
Income Taxes [Line Items]
Income tax commencement date	Apr. 01, 2018	Apr. 01, 2018
Provision for income taxes | $		$ 0		$ 0		$ 0
Hong Kong | First HK Dollar 2,000,000 of Profits
Income Taxes [Line Items]
Tax rate	8.25%	8.25%
Profits tax rate | $		$ 2,000,000
Hong Kong | Above HK Dollar 2,000,000 of Profits
Income Taxes [Line Items]
Tax rate	16.50%	16.50%
Profits tax rate | $		$ 2,000,000
PRC
Income Taxes [Line Items]
Tax rate	25.00%	25.00%
Percentage of preferential tax rate	15.00%	15.00%
Statute of limitations, year	10 years	10 years
Underpayment of tax liability	¥ 100,000
PRC | Maximum
Income Taxes [Line Items]
Statute of limitations, year	5 years	5 years
PRC | Minimum
Income Taxes [Line Items]
Statute of limitations, year	3 years	3 years
PRC | Which Does Not Exceed RMB1 Million
Income Taxes [Line Items]
Tax rate	12.50%	12.50%	25.00%	25.00%	25.00%	25.00%
Percentage of enterprise income tax rate	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
PRC | Which Does Not Exceed RMB1 Million | Maximum
Income Taxes [Line Items]
Annual taxable income amount	¥ 1,000,000		¥ 1,000,000		¥ 1,000,000
PRC | Which Exceeds RMB1 Million But Does Not Exceed RMB3 Million
Income Taxes [Line Items]
Tax rate	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Percentage of enterprise income tax rate	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
PRC | Which Exceeds RMB1 Million But Does Not Exceed RMB3 Million | Maximum
Income Taxes [Line Items]
Annual taxable income amount	¥ 3,000,000		¥ 3,000,000		¥ 3,000,000
PRC | Which Exceeds RMB1 Million But Does Not Exceed RMB3 Million | Minimum
Income Taxes [Line Items]
Annual taxable income amount	¥ 1,000,000		¥ 1,000,000		¥ 1,000,000